Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Research and development costs	$ 17,863	$ 26,478
Compensation and benefits	10,169	10,181
Professional fees	2,873	3,745
Other liabilities	483	393
Total accrued expenses and other liabilities	$ 31,388	$ 40,797